GENERAL AND ADMINSTRATIVE EXPENSES (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Analysis of income and expense [abstract]
Salaries	$ 24.2	$ 21.6
Director fees and expenses	1.1	1.1
Professional and consulting fees	5.2	5.3
Other administration costs	2.2	4.5
Share-based compensation	10.7	8.2
(Gain) loss on cash flow hedge	1.8	(0.2)
Depreciation expense	1.6	1.5
General and administrative	$ 46.8	$ 42.0